Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN

NOTE 1	DESCRIPTION OF PLAN
The following description of National Grid USA Companies’ Incentive Thrift Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
Plan Description
The Plan was established effective September 1, 1984, pursuant to the authorization of the Board of Directors of certain subsidiaries of the New England Electric System (“NEES”), to provide a long-range program of systematic savings for eligible employees (the “Participants”). The Plan was renamed National Grid USA Companies’ Incentive Thrift Plan II upon the merger between National Grid plc and NEES on March 22, 2000, at which time NEES was renamed National Grid USA. The Plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Effective December 31, 2021, the National Grid USA Companies’ Incentive Thrift Plan I was merged into this Plan. The Plan document was restated effective December 31, 2021, at which time the Plan was renamed National Grid USA Companies’ Incentive Thrift Plan.
On May 23, 2024, National Grid PLC announced that it was raising additional equity through a rights issue (a stock offering to existing shareholders) that indirectly impacted holders of National Grid ADRs. Holders of National Grid ADRs received a cash value for each right that they held. Because the Plan holds shares for participant accounts, the Plan was entitled to a cash payment for the ADRs, which was paid into the Plan’s trust. Once received into the trust, cash proceeds were invested in the National Grid ADR fund for holders of record.
Employees of participating subsidiaries of National Grid USA (collectively, the “Employers” or the “Company”) who are covered by a collective bargaining agreement, are eligible to participate in the Plan, have various Employers’ Matching Contribution (“Matching Contribution”) formulas, and are eligible for Matching Contributions as determined under the terms of the respective collective bargaining agreement for each participating union group.
Employees of participating subsidiaries of National Grid USA (collectively, the “Employers” or the “Company”) who are not covered by a collective bargaining agreement are immediately eligible to participate in the Plan upon employment, but will not receive Employer Matching Contributions (“Matching Contributions”) from the Employers until the first of the month following three months of service.
Effective January 1, 2025, the Plan was amended to make temporary employees, interns, summer employees, and co-op
students eligible for
pre-tax,
after-tax,
or Roth contributions immediately upon hire. These employees are not eligible for automatic enrollment and are not eligible to receive Matching Contributions or Core Contributions.
Effective January 1, 2024, the Plan was amended to make temporary employees, interns, summer employees, and co-op
students eligible for
pre-tax,
after-tax,
or Roth contributions the first of the month following the completion of three months of service. These employees are not eligible to receive Matching Contributions or Core Contributions.

The plan administrator is the Retirement Plans Committee of National Grid USA Service Company, Inc. (the “Administrator”). The Board of Directors of National Grid plc has the governing authority to amend the Plan, but has delegated certain amending authority to the Board of Directors of National Grid USA Service Company, Inc. (“Service Company”).
Vanguard serves as record keeper of the Plan. The Vanguard Fiduciary Trust Company is trustee and custodian for all assets and Participant accounts except for the self-directed brokerage accounts. Charles Schwab & Co., Inc. is the custodian for the self-directed brokerage accounts.
Contributions
Base Pay is defined as the Participant’s regular pay, prior to any salary reductions for Elective Contributions to the Plan, and any other salary reductions under the Health Care Spending Account, Health Savings Account, Dependent Care Reimbursement Account or for Company health care coverage.
Base Pay excludes all other forms of compensation, including supplemental disability income, amounts deferred under other plans, reimbursements of expenses, incentive pay, commissions, options, payments made in lieu of vacation days or under short- or long-term disability provisions, awards, overtime, premiums, and any other additional forms of earnings (including Company contributions to or under any other employee benefit plan, such as health insurance, pension, or severance pay).
All Pay is Base Pay, as defined above, plus overtime, commissions, premium pay, and any incentive pay.
Eligible Participants are permitted to elect to have a percentage, limited by Plan provisions, of their compensation contributed as pretax 401(k), after-tax,
or Roth contributions to the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan 45 days after their hire date unless they affirmatively elect not to participate in the Plan. Automatically enrolled non-collectively
bargained Participants and collectively bargained Participants have their deferral rate set at 8% and 6% of All Pay, respectively, and their contributions invested in the designated default fund until changed by the Participant. Participants can choose whether their Elective Contributions to the Plan will be calculated on their Base Pay or All Pay. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up
contributions.
Participants may elect an automatic increase of 1 to 3 percent of their pre-tax
or Roth Contributions each year. A Participant can elect to make the automatic increase effective at any time during the year. It is not available for after-tax
Contributions.

The Company may, at its discretion, elect to make a matching contribution to the Plan. For the year ended December 31, 2025, the Company matching contribution was 50% of the first 8% of eligible compensation that a non-collectively
bargained Participant contributed to the Plan. Company matching contributions for non-collectively
bargained employees are based on All Pay. For
non-collectively
bargained employees active on the last day of the plan year, the Company performs an annual
“true-up”
calculation following the end of each year to determine the maximum amount of Company Matching Contributions based on Participant’s contributions made over the entire year. If any amount is due, it is deposited into the Participant’s account.
For the year ended December 31, 2025, the Company matching contribution for collectively bargained Participants was the formula set forth in the respective collective bargaining agreement of each union group. Based on the terms of each collective bargaining agreement, the Company may perform an annual
“true-up”
calculation following the end of each year to determine the maximum amount of Company Matching Contributions based on Participant’s contributions made over the entire year. If any amount is due, it is deposited into the Participant’s account.
Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of contributions into various investment options offered by the Plan. Contributions are subject to certain Internal Revenue Service (IRS) limitations.
Active or former employees who are Participants and who receive a lump sum distribution from a Company qualified pension plan (National Grid USA Companies’ Final Average Pay Pension Plan, Niagara Mohawk Pension Plan, KeySpan Retirement Plan and Retirement Income Plan of KeySpan Corporation) may roll the lump sum proceeds into the Plan to the extent the proceeds qualify for rollover under the Internal Revenue Code (“IRC”). The total amount rolled over from these Plans in 2025 was $2,837,896.

Beginning January 1, 2011, eligible Participants in certain union groups, pursuant to their collective bargaining agreements, have begun receiving Company Core Contributions. The Company calculates a Participant’s Core Contribution each payroll period, based on actual compensation for that payroll period. The contribution is a percentage of All Pay based on the Participant’s total points as set forth in the plan documents as of January 1 of the plan year. The contribution schedule is as follows:

Points	Core Contribution (% of Pay)
0 < 34	3%
35 - 44	4%
45 - 54	5%
55 - 64	6%
65 - 74	7%
75 - 84	8%
85 +	9%

*	Once a person reaches 30 years of service, the pay credit is reduced to 4.5 percent for certain eligible Participants in TWU Local 101 and IBEW Local 3.
Union Local 97C negotiated the introduction of Core Contributions in 2017. Effective May 1, 2017, their Core Contributions are based on Base Pay only, and are based on years of service as follows:

Years of Service	Core Contribution (% of Pay)

0 - 4	4%
5 - 9	5%
10 - 14	6%
15 - 19	7%
20 +	8%

Non-collectively
bargained Participants hired or rehired on January 1, 2011 or later are eligible for Company Core Contributions. The Company calculates a Participant’s Core Contribution each payroll period, based on actual compensation for that payroll period. The contribution is a percentage of pay based on the Participant’s total points as set forth in the plan documents as of January 1 of the plan year. The contribution schedule is as follows:

Points	Core Contribution (% of Pay)
< 45	4%
45 - 54	5%
55 - 64	6%
65 - 74	7%
75 +	8%
Core Contributions are based on All Pay. Participants will have an account established for them at Vanguard and Core Contributions will begin with their first paycheck after the 1st of the month following 3 months of service. These contributions will continue even if Participants do not contribute to the Plan.
Unless elected otherwise, Core Contributions will be automatically invested in the Qualified Default Investment Alternative which is the Vanguard Target Retirement Trust Select closest to the year in which the Participant will attain age 65. Once enrolled, Participants can change the investment allocation at any time.
Participant Accounts
Each Participant’s account is credited with the Participant’s Contribution and allocations of (a) the Employer’s Matching Contributions (b) Company Core contributions (if applicable), and (c) allocations of plan earnings, net of fees. Allocations are based on Participant earnings, account balances or specific Participant transactions, as defined. The benefit to which a Participant is entitled is the benefit that can be provided from the Participant’s vested account.

Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. For collectively bargained Participants, vesting in the Company matching and Core contribution portion of their accounts, plus actual earnings thereon, is based on the terms of the collective bargaining agreement for each union group. For non-collectively
bargained Participants, vesting in the Company matching and Core contribution portion of their accounts, plus actual earnings thereon, is 100% after completion of three years of service. Notwithstanding the above, a Participant is fully vested upon reaching normal retirement age, death, or permanent disability.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The notes are secured by the balance in the Participant’s account and bear interest at a rate set at the time Participants apply for a loan based on the rate established by the Administrator. Interest rates at December 31, 2025 ranged from 3.25 percent to 10.50 percent. Loans must be repaid over a period of one
to
five years
(up to 15 years for the purchase of a primary residence) by means of payroll deductions. Participants who leave the Company or are on an unpaid leave of absence can continue to repay their outstanding loan balance through the remaining amortization period directly to Vanguard.
A default of the loan will occur if the loan balance is not paid off by the end of the quarter following the quarter in which the missed payment was due or the loan is not paid in full by the contractual maturity date. In the event of default, the outstanding balance of the loan and any unpaid accrued interest is deemed to have been distributed to the Participant. Interest continues to be tracked following a default solely for determining the amount available for a subsequent loan. Deemed distributions are included in the Loan Fund’s investment balance until the employee has been terminated. Upon termination, the defaulted loan balance is deducted from the Plan. There were cumulative deemed distributions of $553,900 and $3,752,882 as of December 31, 2025 and 2024, respectively.
Benefit Payments
Upon termination of service due to death, disability, or retirement, a Participant may elect to receive the value of the vested interest in their account in the form of a lump sum distribution or installments. The Plan allows for in-service
distributions if a Participant reaches age 59
1
⁄
2
and hardship distributions subject to Plan provisions. If a Participant terminates employment and the Participant’s account balance does not exceed $1,000, the Plan administrator will authorize the benefit payment without the Participant’s consent.
Forfeited Accounts
Forfeited nonvested accounts can be used to offset Company matching contributions, Company Core contributions, and administrative expenses. Forfeited nonvested accounts as of December 31, 2025 and 2024, totaled $1,407,176 and $3,486,314, respectively. There were $1,966,383 of forfeitures used to reduce Company contributions for the year ended December 31, 2025.